UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09297

Nuveen Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Dividend Advantage Municipal Fund (NAD)
	January 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 151.5% (100.0% of Total Investments)
	MUNICIPAL BONDS – 151.4% (99.9% of Total Investments)
	Alaska – 0.1% (0.1% of Total Investments)
$ 750	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A, 5.250%,	12/14 at 100.00	AA+ (4)	$ 781,650
	12/01/34 (Pre-refunded 12/01/14) – FGIC Insured (UB)
	Arizona – 3.3% (2.2% of Total Investments)
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	2,047,840
	2010A, 5.000%, 7/01/40
	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds,
	Series 2008A:
2,350	5.000%, 7/01/33	7/18 at 100.00	AA–	2,497,181
8,200	5.000%, 7/01/38	7/18 at 100.00	AA–	8,599,750
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	A–	554,355
5,000	5.000%, 12/01/37	No Opt. Call	A–	5,062,450
18,050	Total Arizona			18,761,576
	California – 14.6% (9.6% of Total Investments)
1,535	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Bonds, Series	No Opt. Call	A	428,986
	1999A, 0.000%, 10/01/37 – NPFG Insured
7,150	Anaheim Public Financing Authority, California, Subordinate Lease Revenue Bonds, Public	No Opt. Call	AA–	3,362,860
	Improvement Project, Series 1997C, 0.000%, 9/01/28 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,256,750
	2013S-4, 5.000%, 4/01/38
3,335	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,361,947
	5.000%, 11/15/42
5,000	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	5,211,200
4,250	California State, General Obligation Bonds, Various Purpose Series 2010, 5.250%, 11/01/40	11/20 at 100.00	A1	4,513,500
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,376,630
	Obligated Group, Series 2010, 5.250%, 11/01/30
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2	7,045,153
	Project, Series 2009, 6.750%, 2/01/38
65	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	4/14 at 100.00	A1	65,259
5,000	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	8/17 at 100.00	Aa2	5,342,450
	Election 2006 Series 2007A, 5.000%, 8/01/31 – AGM Insured
2,000	Dublin Unified School District, Alameda County, California, General Obligation Bonds, Series	8/17 at 49.41	Aa2	820,040
	2007C, 0.000%, 8/01/31 – NPFG Insured
3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/24 at 100.00	BBB–	3,033,480
	Bonds, Series 2013A, 6.000%, 1/15/49
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
1,855	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A2	1,248,118
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA–	2,093,910
10,730	5.000%, 6/01/45 – AGC Insured	6/15 at 100.00	AA–	10,653,602
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
5,030	4.500%, 6/01/27	6/17 at 100.00	B	4,331,383
10,845	5.000%, 6/01/33	6/17 at 100.00	B	8,332,322
1,000	5.125%, 6/01/47	6/17 at 100.00	B	724,470
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	991,875
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	2,693,086
	2009C, 6.500%, 11/01/39
2,000	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA–	2,169,360
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
2,000	Riverside Unified School District, Riverside County, California, General Obligation Bonds,	8/15 at 101.00	Aa2	2,106,600
	Election 2001 Series 2006B, 5.000%, 8/01/30 – AGC Insured
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
2,350	0.000%, 1/15/29 – NPFG Insured	No Opt. Call	A	950,505
17,000	0.000%, 1/15/35 – NPFG Insured	No Opt. Call	A	4,472,020
575	Seaside Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	4/14 at 100.00	A	576,305
	2003, 5.375%, 8/01/18 – NPFG Insured
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation	No Opt. Call	Aa3	1,330,296
	Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured
108,605	Total California			83,492,107
	Colorado – 8.7% (5.8% of Total Investments)
1,125	Antelope Heights Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Series	12/17 at 100.00	N/R	1,016,168
	2007, 5.000%, 12/01/37 – RAAI Insured
3,475	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A+	3,859,509
	Series 2009A, 5.500%, 7/01/34
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	2,312,144
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,008,680
	Series 2013A, 5.250%, 1/01/45
4,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	4,080,880
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
8,765	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	A	5,067,397
	9/01/25 – NPFG Insured
25,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	A	9,290,000
	9/01/31 – NPFG Insured
60,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 3/01/36 –	No Opt. Call	A	16,472,400
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	A	2,867,125
	NPFG Insured
122,055	Total Colorado			49,974,303
	Connecticut – 0.5% (0.3% of Total Investments)
3,782	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series	No Opt. Call	N/R	2,616,429
	2013A, 6.050%, 7/01/31
	District of Columbia – 0.1% (0.1% of Total Investments)
2,000	Metropolitan Washington Airports Authority, District of Columbia, Dulles Toll Road Second	No Opt. Call	AA–	542,620
	Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured
	Florida – 9.1% (6.0% of Total Investments)
15,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2005E,	6/15 at 101.00	AAA	15,297,150
	4.500%, 6/01/35 (UB)
2,500	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	Baa1	2,566,325
	Series 2007, 5.000%, 10/01/34
1,665	Orange County Health Facilities Authority, Florida, Orlando Regional Healthcare System Revenue	10/19 at 100.00	A	1,745,053
	Bonds, Series 2009, 5.125%, 10/01/26
2,620	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	Aa2	2,663,937
	8/01/29 – AMBAC Insured
	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System
	Obligation Group, Series 2007:
22,000	5.000%, 8/15/37 (UB)	8/17 at 100.00	AA	22,273,240
7,370	5.000%, 8/15/42 (UB)	8/17 at 100.00	AA	7,437,583
51,155	Total Florida			51,983,288
	Georgia – 2.3% (1.5% of Total Investments)
5,000	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real	7/17 at 100.00	Baa2	5,002,200
	Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured
5,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	5,223,100
	Medical Center Project, Series 2010, 8.000%, 12/01/40
3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	AA–	3,118,560
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37
13,000	Total Georgia			13,343,860
	Idaho – 0.0% (0.0% of Total Investments)
60	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1999E, 5.750%,	7/14 at 100.00	AAA	61,501
	1/01/21 (Alternative Minimum Tax)
90	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000D, 6.350%,	7/14 at 100.00	Aa2	91,517
	7/01/22 (Alternative Minimum Tax)
80	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 2000E, 5.950%,	7/14 at 100.00	Aaa	80,183
	7/01/20 (Alternative Minimum Tax)
230	Total Idaho			233,201
	Illinois – 25.4% (16.8% of Total Investments)
2,205	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	935,383
	Revenues, Series 1998B-1, 0.000%, 12/01/29 – FGIC Insured
7,250	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	A+	7,980,873
	Revenues, Series 1999A, 5.500%, 12/01/26 – FGIC Insured
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments,
	Series 1999A:
450	5.500%, 12/20/19 (Alternative Minimum Tax)	4/14 at 100.00	AA–	450,909
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	4/14 at 100.00	AA–	1,211,041
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	4/14 at 100.00	AA–	1,926,097
2,480	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/33 –	No Opt. Call	A+	819,516
	FGIC Insured
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series	No Opt. Call	A+	24,751,545
	1999, 5.500%, 1/01/23 – FGIC Insured
5,320	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/15 at 100.00	A	5,470,290
	Series 2004A, 5.000%, 1/01/28 – NPFG Insured
3,465	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A	3,504,917
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
3,935	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Lake County	No Opt. Call	Baa1	3,895,807
	School District 116 – Round Lake, Series 1999, 0.000%, 1/01/15 – NPFG Insured
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,616,610
	5.500%, 11/01/39
2,000	Illinois Finance Authority, Revenue Bonds, Children–s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA–	2,032,200
	8/15/47 – AGC Insured (UB)
1,120	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,136,027
	5.500%, 2/01/40 – AMBAC Insured
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2004A:
4,580	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	4,672,791
1,060	5.000%, 7/01/34 (Pre-refunded 7/01/14)	7/14 at 100.00	Aa1 (4)	1,081,476
1,225	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2007, 5.000%, 7/01/19	7/17 at 100.00	Aa1	1,364,319
4,000	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	4,362,800
	Centers, Series 2008A, 6.000%, 8/15/23
5,960	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	5,736,619
	Refunding Series 2007A, 5.250%, 5/01/34
1,500	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.800%, 1/01/36 –	1/15 at 100.00	AA	1,502,805
	FGIC Insured
2,000	Illinois Toll Highway Authority, State Toll Highway Authority Revenue Bonds, Series 2006A-1,	7/16 at 100.00	AA–	2,192,760
	5.000%, 1/01/20 – AGM Insured
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,544,580
	Series 2006, 0.000%, 12/01/21 – NPFG Insured
11,345	Lake and McHenry Counties Community Unit School District 118, Wauconda, Illinois, General	1/15 at 60.14	A1	6,563,990
	Obligation Bonds, Series 2005B, 0.000%, 1/01/25 – AGM Insured
3,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,702,680
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	AA–	8,670,550
13,000	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,670,350
1,840	Oak Park, Illinois, General Obligation Bonds, Series 2005B, 0.000%, 11/01/27 – SYNCORA	11/15 at 54.13	Aa2	923,514
	GTY Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	AA	27,602,414
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	AA	4,304,300
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 (Pre-refunded	12/14 at 100.00	AAA	1,355,055
	12/01/14) – FGIC Insured
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	Aa2	3,518,147
	Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2	2,230,594
	0.000%, 11/01/18 – AGM Insured
2,025	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B,	No Opt. Call	A2 (4)	1,895,987
	0.000%, 11/01/18 – AGM Insured (ETM)
156,250	Total Illinois			145,626,946
	Indiana – 3.7% (2.4% of Total Investments)
4,350	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	Aa2	4,605,128
	5.250%, 12/01/38
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Deaconess Hospital Inc.,	3/14 at 100.00	A+ (4)	2,008,780
	Series 2004A, 5.375%, 3/01/34 (Pre-refunded 3/01/14) – AMBAC Insured
2,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A	2,073,800
	Indiana, Series 2007, 5.500%, 3/01/37
3,400	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds,	1/17 at 100.00	Aaa	3,502,408
	Tender Option Bond Trust 1847, 7.869%, 1/01/25 (Alternative Minimum Tax) (IF)
8,675	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	8,891,875
	NPFG Insured
20,425	Total Indiana			21,081,991
	Iowa – 1.5% (1.0% of Total Investments)
1,335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	BB–	1,244,487
	Project, Series 2013, 5.250%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
2,420	5.500%, 6/01/42	6/15 at 100.00	B+	1,874,169
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	5,445,510
10,755	Total Iowa			8,564,166
	Kansas – 0.3% (0.2% of Total Investments)
2,445	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,677,857
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 0.3% (0.2% of Total Investments)
2,670	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/31 at 100.00	Baa3	1,506,628
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C, 0.000%, 7/01/43
	Louisiana – 2.9% (1.9% of Total Investments)
1,725	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/36 at 101.00	Ba3	1,799,141
	GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series
	2002A, 6.500%, 6/20/37
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,108,810
	Series 2007A, 5.500%, 5/15/47
5,445	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 4.500%, 5/01/41 –	5/16 at 100.00	Aa1	5,449,846
	NPFG Insured (UB)
16,170	Total Louisiana			16,357,797
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,102,920
	Center, Series 2011, 6.750%, 7/01/41
	Massachusetts – 4.1% (2.7% of Total Investments)
1,440	Boston Industrial Development Financing Authority, Massachusetts, Subordinate Revenue Bonds,	3/14 at 101.00	N/R	470,894
	Crosstown Center Project, Series 2002, 8.000%, 9/01/35 (Alternative Minimum Tax) (5)
4,365	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/15 at 100.00	AA–	4,595,996
	System, Series 2005F, 5.000%, 10/01/19 – AGC Insured
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	637,341
	Series 2008E-1 &2, 5.125%, 7/01/33
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,412,516
	University Issue, Series 2009A, 5.750%, 7/01/39
2,785	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA–	2,874,816
820	Massachusetts Port Authority, Special Facilities Revenue Bonds, US Airways Group Inc., Series	3/14 at 100.00	A	820,394
	1996A, 5.875%, 9/01/23 – NPFG Insured (Alternative Minimum Tax)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,441,606
	2013A, 5.000%, 5/15/43
160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+	169,176
	5.000%, 8/15/30
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	Aa2 (4)	552,822
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	Aa2 (4)	3,569,188
3,775	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2009A,	No Opt. Call	AA+	4,009,277
	5.000%, 5/15/15
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	No Opt. Call	A+	785,862
	1997A, 0.000%, 1/01/24 – NPFG Insured
23,485	Total Massachusetts			23,339,888
	Michigan – 3.4% (2.3% of Total Investments)
885	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	BBB+	819,439
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,501,340
	7/01/35 – NPFG Insured
2,500	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2003A, 5.000%,	4/14 at 100.00	AA–	2,487,850
	7/01/23 – AGM Insured
1,550	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,587,169
	7/01/31 – BHAC Insured
3,215	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2004A, 5.250%,	7/16 at 100.00	A	3,192,881
	7/01/18 – NPFG Insured
1,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2005C,	7/15 at 100.00	A	995,710
	5.000%, 7/01/17 – FGIC Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	7/16 at 100.00	AA–	3,781,120
	5.000%, 7/01/32 – AGM Insured
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	1,398,527
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
20,300	Total Michigan			19,764,036
	Minnesota – 1.8% (1.2% of Total Investments)
6,375	Minneapolis Health Care System, Minnesota, Revenue Bonds, Fairview Hospital and Healthcare	11/18 at 100.00	A	7,488,521
	Services, Series 2008A, 6.625%, 11/15/28
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/15 at 100.00	A	3,102,060
	Refunding Subordinate Lien Series 2005C, 5.000%, 1/01/25 – FGIC Insured
9,375	Total Minnesota			10,590,581
	Missouri – 2.1% (1.4% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	3,905,160
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	AA–	2,485,500
5,545	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	5,595,903
	CoxHealth, Series 2013A, 5.000%, 11/15/48
17,545	Total Missouri			11,986,563
	Nevada – 5.5% (3.6% of Total Investments)
10,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	11,128,300
9,675	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	9,989,534
	International Airport, Series 2010A, 5.250%, 7/01/42
3,750	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	4,282,050
	Series 2008, Trust 2633, 19.425%, 7/01/31 – BHAC Insured (IF) (6)
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,634,445
	8.000%, 6/15/30
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	5/16 at 100.00	A	4,587,900
29,925	Total Nevada			31,622,229
	New Jersey – 4.2% (2.7% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA–	1,105,478
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
6,850	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (4)	7,539,110
	Dentistry of New Jersey, Refunding Series 2009B, 5.750%, 12/01/15 (ETM)
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A,	No Opt. Call	A+	4,755,160
	5.750%, 6/15/18
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A+	9,763,800
	0.000%, 12/15/28 – AMBAC Insured
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	610,259
32,520	Total New Jersey			23,773,807
	New Mexico – 0.7% (0.4% of Total Investments)
3,730	University of New Mexico, FHA-Insured Hospital Mortgage Revenue Bonds, University of Mexico	7/14 at 100.00	AA–	3,786,845
	Hospital Project, Series 2004, 5.000%, 7/01/32 – AGM Insured
	New York – 11.3% (7.4% of Total Investments)
7,500	Dormitory Authority of the State of New York, Secured Hospital Revenue Refunding Bonds,	2/14 at 100.00	AA–	7,531,500
	Wyckoff Heights Medical Center, Series 1998H, 5.300%, 8/15/21 – NPFG Insured
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,141,657
	2011A, 5.250%, 2/15/47
6,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	6,589,860
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA–	5,506,623
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	5,023,900
	Bonds, Fiscal Series 2005A, 5.000%, 6/15/39
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	5,154,000
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
8,800	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	9,040,240
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/32 – AMBAC Insured (UB) (6)
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	5,357,150
	Fiscal 2013 Series I, 5.000%, 5/01/38
2,000	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	No Opt. Call	A+	2,160,540
	Series 2011, 5.750%, 11/15/51
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	12/15 at 100.00	BBB	5,229,250
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,815,841
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/14 at 100.00	A	10,015,500
	Terminal LLC, Sixth Series 1997, 5.900%, 12/01/17 – NPFG Insured (Alternative Minimum Tax)
61,825	Total New York			64,566,061
	North Carolina – 1.6% (1.1% of Total Investments)
1,500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	1,658,595
	Carolinas HealthCare System, Series 2008A, 5.250%, 1/15/24 – AGC Insured
3,830	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	4,003,499
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,400	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	3,578,024
	WakeMed, Series 2012A, 5.000%, 10/01/31
8,730	Total North Carolina			9,240,118
	North Dakota – 0.8% (0.5% of Total Investments)
3,910	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	4,468,622
	6.250%, 11/01/31
	Ohio – 5.9% (3.9% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,820	5.375%, 6/01/24	6/17 at 100.00	B–	1,579,396
210	5.125%, 6/01/24	6/17 at 100.00	B–	177,074
5,155	5.875%, 6/01/30	6/17 at 100.00	B	4,156,889
1,890	5.750%, 6/01/34	6/17 at 100.00	B	1,471,705
1,000	6.500%, 6/01/47	6/17 at 100.00	B	856,580
3,930	5.875%, 6/01/47	6/17 at 100.00	B	3,139,284
6,135	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B	5,027,817
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	BBB+	6,273,240
	5.250%, 11/01/29
2,400	Hamilton County Convention Facilities Authority, Ohio, Second Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AA (4)	2,439,120
	5.000%, 12/01/33 (Pre-refunded 6/01/14) – FGIC Insured
3,650	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A,	5/14 at 100.00	A+	3,657,191
	5.000%, 5/01/30
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,111,830
	Project, Series 2009E, 5.625%, 10/01/19
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien
	Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,604,025
1,845	5.000%, 2/15/48	2/23 at 100.00	A+	1,883,930
520	Warren County, Ohio, Limited Tax General Obligations, Series 1997, 5.500%, 12/01/17	6/14 at 100.00	Aa1	522,283
37,055	Total Ohio			33,900,364
	Oklahoma – 0.2% (0.1% of Total Investments)
1,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,094,610
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
	Pennsylvania – 2.7% (1.8% of Total Investments)
1,250	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA–	1,272,725
	12/01/43 – AGM Insured
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,506,630
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
8,200	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	7,542,196
	0.000%, 12/01/38
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,048,600
	6/01/33 – AGM Insured
15,950	Total Pennsylvania			15,370,151
	Puerto Rico – 3.4% (2.3% of Total Investments)
2,500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,746,675
	6.000%, 7/01/44
1,045	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	4/14 at 100.00	BBB–	853,566
	Series 2003, 5.250%, 7/01/17 – FGIC Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	4/14 at 100.00	AA–	4,296,388
	4.500%, 12/01/23
12,845	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	827,218
	0.000%, 7/01/42 – FGIC Insured
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/19 at 100.00	A+	7,545,100
	2009A, 6.000%, 8/01/42
2,105	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,511,664
	2010A, 5.500%, 8/01/37
4,310	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,978,426
	2010C, 5.250%, 8/01/41
37,105	Total Puerto Rico			19,759,037
	Rhode Island – 3.0% (2.0% of Total Investments)
3,000	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	A	3,001,530
	4.625%, 7/01/26 – NPFG Insured (Alternative Minimum Tax)
1,428	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity 57-B Bond	4/17 at 100.00	AA+	1,492,060
	Program, Series 2008, Trust 1177, 9.754%, 4/01/23 (Alternative Minimum Tax) (IF)
12,500	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/14 at 100.00	BBB+	12,499,000
	Series 2002A, 6.125%, 6/01/32
16,928	Total Rhode Island			16,992,590
	South Carolina – 0.5% (0.3% of Total Investments)
2,045	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA–	2,101,483
	Series 2004A, 5.250%, 11/01/27 – AGM Insured
1,250	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	AA–	563,100
	0.000%, 1/01/31 – AMBAC Insured
3,295	Total South Carolina			2,664,583
	Tennessee – 0.4% (0.3% of Total Investments)
2,310	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	2,312,657
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Texas – 11.8% (7.8% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/14 at 100.00	C	70,400
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,145,920
	Roman Catholic Diocese of Austin, Series 2005B, Remarketed, 6.125%, 4/01/45
1,215	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	1,274,499
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,630	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	N/R (4)	1,749,169
	Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)
2,820	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	2,944,559
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
3,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E,	No Opt. Call	A+	2,992,950
	5.000%, 11/01/42 (Alternative Minimum Tax)
15	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	No Opt. Call	AAA	15,318
	Series 2004, 5.000%, 8/15/33
2,085	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Refunding	8/14 at 100.00	N/R (4)	2,139,710
	Series 2004, 5.000%, 8/15/33 (Pre-refunded 8/15/14)
2,305	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	No Opt. Call	A	1,622,974
	2001A, 0.000%, 11/15/20 – NPFG Insured
245	Harris County-Houston Sports Authority, Texas, Senior Lien Special Revenue Bonds, Series	4/14 at 100.00	A	245,002
	1998A, 5.000%, 11/15/28 – NPFG Insured
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A,	No Opt. Call	AA	4,383,760
	5.125%, 11/15/32 – AGC Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	1,325,305
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	4,721,895
9,345	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 37.33	AA–	3,375,694
	Bonds, Series 2005, 0.000%, 8/15/33 – FGIC Insured
33,160	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 26.50	AAA	8,556,275
	Bonds, Series 2006, 0.000%, 8/15/38
1,845	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	No Opt. Call	Aaa	1,907,472
	2005, 5.000%, 2/15/34
3,405	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	N/R (4)	3,575,556
	2005, 5.000%, 2/15/34 (Pre-refunded 2/15/15)
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA+	1,037,960
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	3,477,905
	Residuals 1760-3, 17.314%, 2/15/36 (IF)
8,230	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	8,371,145
	2012, 5.000%, 12/15/29
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,013,250
	Refunding Series 2012A, 5.000%, 8/15/41
7,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 34.92	AAA	2,279,830
	Series 2005, 0.000%, 8/15/35
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/20 (Pre-refunded 8/15/15)	8/15 at 78.46	AAA	2,340,390
3,000	0.000%, 8/15/22 (Pre-refunded 8/15/15)	8/15 at 70.77	AAA	2,110,980
115,315	Total Texas			67,677,918
	Utah – 0.0% (0.0% of Total Investments)
70	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000F-2, Class III, 6.000%,	7/14 at 100.00	AAA	70,215
	1/01/15 (Alternative Minimum Tax)
	Virginia – 1.7% (1.1% of Total Investments)
1,500	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	1,511,595
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42
1,500	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A–	1,575,795
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	3,044,370
	Revenue Refunding Bonds, Novant Health Obligated Group-Prince William Hospital, Series
	2013B, 5.000%, 11/01/46
2,500	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	2,461,725
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
2,900	0.000%, 7/01/34	No Opt. Call	BBB–	841,145
1,050	0.000%, 7/01/35	No Opt. Call	BBB–	285,296
12,450	Total Virginia			9,719,926
	Washington – 7.1% (4.7% of Total Investments)
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/22 at 100.00	AA	4,199,840
	Series 2012A, 5.000%, 10/01/32
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	2,124,940
	Research Center, Series 2009A, 6.000%, 1/01/33
3,350	Washington, General Obligation Compound Interest Bonds, Series 1999S-2, 0.000%, 1/01/18 –	No Opt. Call	AA+	3,202,868
	AGM Insured
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	15,588,657
18,470	0.000%, 1/01/21	No Opt. Call	AA+	15,639,103
45,470	Total Washington			40,755,408
	Wisconsin – 6.2% (4.1% of Total Investments)
1,690	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 (Pre-refunded	11/14 at 100.00	Aa2 (4)	1,751,432
	11/01/14) – AGM Insured
560	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/29 – AGM Insured	11/14 at 100.00	Aa2	574,034
7,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	7,727,290
	2006A, 5.000%, 11/15/36
950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital	No Opt. Call	A2	1,028,033
	Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of	2/20 at 100.00	AA–	4,656,958
	Wisconsin Inc., Series 2008B, 5.500%, 8/15/29
1,965	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc.,	5/14 at 100.00	BBB	1,987,205
	Series 2004, 6.100%, 5/01/34
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,273,163
	Series 2012B, 5.000%, 2/15/32
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+	3,120,150
	5.000%, 7/01/35 – AMBAC Insured
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
6,650	6.000%, 5/01/36	5/19 at 100.00	AA–	7,485,440
5,100	6.250%, 5/01/37	5/19 at 100.00	AA–	5,720,721
33,115	Total Wisconsin			35,324,426
$ 1,060,800	Total Municipal Bonds (cost $844,235,249)			866,427,974

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 251	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 45,301
71	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	9,454
$ 322	Total Corporate Bonds (cost $16,041)				54,755

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES – 0.1% (0.1% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$ 135,617
32,524	Invesco Quality Municipal Income Trust				379,555
	Total Investment Companies (cost $530,611)				515,172
	Total Long-Term Investments (cost $844,781,901)				866,997,901
	Floating Rate Obligations – (7.5)%				(42,810,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (46.3)% (10)				(265,000,000)
	Other Assets Less Liabilities – 2.3%				13,041,147
	Net Assets Applicable to Common Shares – 100%				$ 572,229,048

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$866,427,974	$ —	$866,427,974
Corporate Bonds	—	—	54,755	54,755
Investment Companies	515,172	—	—	515,172
Total	$515,172	$866,427,974	$54,755	$866,997,901

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2014, the cost of investments was $801,810,544.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2014, were as follows:

Gross unrealized:
Appreciation	$ 48,945,416
Depreciation	(26,567,641)
Net unrealized appreciation (depreciation) of investments	$ 22,377,775

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and
in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the
Fund’s records for either senior interest corporate bond.
(9)	A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total
Investments is 30.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2014